TRANSACTION EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	$ 28,186,476	$ 8,454,159	$ 49,572,356	$ 26,471,572
Blockchain reward distributions	41,674	39,330	131,502	69,538
Borrowing costs	51,535	26,632	127,083	63,294
Mining and hosting costs	846	10,013	7,121	35,734
Other transaction expenses	12,246	6,001	31,665	18,923
Transaction expenses	28,292,777	8,536,135	49,869,727	26,659,061
Digital Assets
Restructuring Cost and Reserve [Line Items]
Transaction expenses	28,290,508	8,509,752	49,807,846	26,583,046
Data Centers
Restructuring Cost and Reserve [Line Items]
Transaction expenses	0	0	0	0
Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Transaction expenses	2,269	26,383	61,881	76,015
Operating Segments | Digital Assets
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	28,186,476	8,454,159	49,572,356	26,471,572
Blockchain reward distributions	46,872	44,590	152,959	83,283
Borrowing costs	47,771	5,762	59,997	11,719
Mining and hosting costs	0	0	0	0
Other transaction expenses	9,389	5,241	22,534	16,472
Transaction expenses	28,290,508	8,509,752	49,807,846	26,583,046
Operating Segments | Data Centers
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	0	0	0	0
Blockchain reward distributions	0	0	0	0
Borrowing costs	0	0	0	0
Mining and hosting costs	0	0	0	0
Other transaction expenses	0	0	0	0
Transaction expenses	0	0	0	0
Operating Segments | Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	0	0	0	0
Blockchain reward distributions	(5,198)	(5,260)	(21,457)	(13,745)
Borrowing costs	3,764	20,870	67,086	51,575
Mining and hosting costs	846	10,013	7,121	35,734
Other transaction expenses	2,857	760	9,131	2,451
Transaction expenses	2,269	26,383	61,881	76,015
Galaxy Digital Holdings, LP
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs					$ 42,102,443	$ 51,441,223	$ 114,812,910
Impairment of digital assets					331,920	98,340	6,124,848
Blockchain reward distributions					130,298	2,565	0
Borrowing costs					100,760	18,171	35,457
Mining and hosting costs					47,643	20,772	15,372
Other transaction expenses					28,712	11,352	7,344
Transaction expenses	$ 28,292,777	$ 8,536,135	$ 49,869,727	$ 26,659,061	42,741,776	51,592,423	120,995,931
Galaxy Digital Holdings, LP | Digital Assets
Restructuring Cost and Reserve [Line Items]
Transaction expenses					42,437,298	51,509,381	119,437,498
Galaxy Digital Holdings, LP | Data Centers
Restructuring Cost and Reserve [Line Items]
Transaction expenses					0	0	0
Galaxy Digital Holdings, LP | Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Transaction expenses					304,478	83,042	1,558,433
Galaxy Digital Holdings, LP | Operating Segments | Digital Assets
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs					42,102,443	51,441,223	114,812,910
Impairment of digital assets					139,246	47,791	4,588,978
Blockchain reward distributions					146,731	3,069	0
Borrowing costs					25,652	8,825	29,027
Mining and hosting costs					0	0	0
Other transaction expenses					23,226	8,473	6,583
Transaction expenses					42,437,298	51,509,381	119,437,498
Galaxy Digital Holdings, LP | Operating Segments | Data Centers
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs					0	0	0
Impairment of digital assets					0	0	0
Blockchain reward distributions					0	0	0
Borrowing costs					0	0	0
Mining and hosting costs					0	0	0
Other transaction expenses					0	0	0
Transaction expenses					0	0	0
Galaxy Digital Holdings, LP | Operating Segments | Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs					0	0	0
Impairment of digital assets					192,674	50,549	1,535,870
Blockchain reward distributions					(16,433)	(504)	0
Borrowing costs					75,108	9,346	6,430
Mining and hosting costs					47,643	20,772	15,372
Other transaction expenses					5,486	2,879	761
Transaction expenses					$ 304,478	$ 83,042	$ 1,558,433